Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended							9 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	[1]	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2017
Liquidity and Capital Resources (Textual)
Cash	$ 25,472							$ 25,472			$ 111,586
Working capital deficit	1,154,688							1,154,688			649,203
Net loss	(401,859)	$ (472,838)	$ (406,945)	$ (573,531)		$ (320,337)	$ (126,630)	(1,281,642)	$ (1,020,498)	[1]	(1,393,544)	[2]	$ (662,297)	$ (662,297)
Cash used in operating activities								(302,028)	$ (124,546)	[3]	(131,092)		$ (54,660)
Accrued payroll and other expenses	$ 838,500							$ 838,500			$ 610,976

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.
[3]	Includes the consolidated cash flows from (a) the operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and (b) the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.